Intangible assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Intangible assets
At 1 January	£ 6,616
Impairment of goodwill and other intangible assets	44	£ 37	£ 29
At 31 December	6,622	6,616
Cost
Intangible assets
At 1 January	20,188	20,298
Currency translation and other adjustments	(178)	86
Acquisition of subsidiaries	1	50
Additions	380	364
Disposals and write-off of fully amortised assets	(8,118)	(610)
At 31 December	12,273	20,188	20,298
Accumulated amortisation and impairment
Intangible assets
At 1 January	(13,572)	(13,755)
Currency translation and other adjustments	179	(82)
Disposals and write-off of fully amortised assets	(8,077)	(573)
Charge for the year	(291)	(271)
Impairment of goodwill and other intangible assets	(44)	(37)
At 31 December	(5,651)	(13,572)	(13,755)
Goodwill
Intangible assets
At 1 January	5,606
At 31 December	5,607	5,606
Goodwill | Cost
Intangible assets
At 1 January	18,164	18,039
Currency translation and other adjustments	(180)	77
Acquisition of subsidiaries	1	48
Disposals and write-off of fully amortised assets	(8,005)
At 31 December	9,980	18,164	18,039
Goodwill | Accumulated amortisation and impairment
Intangible assets
At 1 January	(12,558)	(12,481)
Currency translation and other adjustments	180	(77)
Disposals and write-off of fully amortised assets	(8,005)
At 31 December	(4,373)	(12,558)	(12,481)
Intangible assets
Intangible assets
Impairment to goodwill	44	37
Intangible assets | Internally generated software
Intangible assets
At 1 January	1,010
At 31 December	1,015	1,010
Intangible assets | Internally generated software | Cost
Intangible assets
At 1 January	2,024	2,259
Currency translation and other adjustments	2	9
Acquisition of subsidiaries		2
Additions	380	364
Disposals and write-off of fully amortised assets	(113)	(610)
At 31 December	2,293	2,024	2,259
Intangible assets | Internally generated software | Accumulated amortisation and impairment
Intangible assets
At 1 January	(1,014)	(1,274)
Currency translation and other adjustments	(1)	(5)
Disposals and write-off of fully amortised assets	(72)	(573)
Charge for the year	(291)	(271)
Impairment of goodwill and other intangible assets	(44)	(37)
At 31 December	£ (1,278)	£ (1,014)	£ (1,274)